Note 8 - Share Capital	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Shareholders' Equity and Share-based Payments [Text Block]
8	Share capital
The Company's authorized share capital consists of unlimited common shares without par value. At
December
31,
2016,
the Company had
153,045,408
(2015
-
147,330,917
)
shares issued and outstanding.